Organization and nature of operations (Details Narrative) - USD ($)			12 Months Ended
	Feb. 11, 2022	Dec. 28, 2021	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues		20,000,000		16,000,000
Shares issued price per share		$ 2.50
Stock issued during period new value issues				$ 40,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues	16,000,000
Stock issued during period new value issues	$ 40,000,000